Taxes on Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income (Details) [Line Items]
Tax rates	23.00%		23.00%
Amount of net wealth tax (in Euro)	€ 500
Percentage of financing expenses	30.00%
Financial expenses (in Euro)	€ 1,000
Tax loss carryforwards (in Euro)	1,592
Bottom of range [member]
Taxes on Income (Details) [Line Items]
Amount of net wealth tax (in Euro)	535
Top of range [member]
Taxes on Income (Details) [Line Items]
Amount of maximum net wealth tax (in Euro)	€ 32,100
Corporate Income Tax [Member]
Taxes on Income (Details) [Line Items]
Percentage of net wealth tax rate	0.50%
Italian taxation [Member]
Taxes on Income (Details) [Line Items]
Tax rates	24.00%
Italian taxation [Member] | Resident and Non-Resident [Member]
Taxes on Income (Details) [Line Items]
Tax rate reduced	only on income arising in Italy at the rate from 3.29% (in 2024 the minimum rate will increase to 3.9%) to 4.82%
Spainsh Taxation [Member]
Taxes on Income (Details) [Line Items]
Tax rates	25.00%
Percentage of financing expenses	30.00%
Financial expenses (in Euro)	€ 1,000
Dutch Subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Tax loss carryforwards (in Euro)	€ 18,906
The Netherlands Taxation Member
Taxes on Income (Details) [Line Items]
Tax rates	19.00%	15.00%	15.00%
Unrecognized tax benefits (in Euro)	€ 200	€ 395	€ 245
Percetage of taxable profits exceeding	25.80%	25.00%	25.00%